Share-Based Compensation - Summary of Restricted Shares (Details) - Restricted Share Purchase Agreement With Shareholding Platform - Restricted Shares	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares, Beginning balance | shares	133,333
Number of restricted shares, Vested | shares	(40,000)
Number of restricted shares, Forfeited | shares	(93,333)
Number of restricted shares, Ending balance | shares	0
Grant date fair value per share, Beginning balance | $ / shares	$ 4.2
Grant date fair value per share, Vested | $ / shares	4.2
Grant date fair value per share, Forfeited | $ / shares	4.2
Grant date fair value per share, Ending balance | $ / shares	$ 0